Financial Instruments - Additional Information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Cash flow hedges derivative instruments at fair value, net			£ (38,500,000)	£ 38,000,000
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss			2,700,000	2,500,000
Nominal amount			6,600,000,000
Liabilities of put option agreements with vendors			£ 342,100,000	£ 391,500,000
Weighted average growth rate			12.40%	16.70%
Risk adjusted discount rate			7.60%	6.50%
Increase (decrease) in growth rate in estimated future financial performance	1.00%	1.00%	1.00%
Increase (decrease) in risk-adjusted discount rate	0.50%	0.50%	0.50%
Imagina
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income			£ 61,600,000
Contracts due in November 2023
Disclosure of detailed information about financial instruments [line items]
Receipts | €		€ 500.0
Payments | $	$ 604.2
Contracts Due In March 2025
Disclosure of detailed information about financial instruments [line items]
Receipts | €		€ 500.0
Payments			444,100,000
Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Liabilities of put option agreements with vendors				£ 219,600,000
Earnout agreements for acquisitions completed in the current year | Bottom of Range
Disclosure of detailed information about financial instruments [line items]
Potential undiscounted amount of future payments			0	0
Earnout agreements for acquisitions completed in the current year | Top of Range
Disclosure of detailed information about financial instruments [line items]
Potential undiscounted amount of future payments			226,000,000	124,000,000
All earn-out agreements | Bottom of Range
Disclosure of detailed information about financial instruments [line items]
Potential undiscounted amount of future payments			0	0
All earn-out agreements | Top of Range
Disclosure of detailed information about financial instruments [line items]
Potential undiscounted amount of future payments			695,000,000	595,000,000
One percentage point increase or decrease
Disclosure of detailed information about financial instruments [line items]
Increase in combined liabilities due to earn out and put option arrangement			9,100,000	6,000,000
Decrease in combined liabilities due to earn out and put option arrangement			6,900,000	6,600,000
0.5 percentage point increase or decrease
Disclosure of detailed information about financial instruments [line items]
Increase in combined liabilities due to earn out and put option arrangement			7,400,000	8,900,000
Decrease in combined liabilities due to earn out and put option arrangement			7,300,000	8,600,000
Derivatives not designated as hedges | Foreign Exchange Contracts
Disclosure of detailed information about financial instruments [line items]
Fair value estimated to be a net asset (liability)			400,000	(3,900,000)
Nominal amount			1,004,800,000	764,800,000
Derivatives not designated as hedges | Trade and Other Payable | Foreign Exchange Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets			£ 141,500,000
Derivative liabilities				45,500,000
Hedges of net investment in foreign operations [member] | 93 USD Million Bond
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument			93,000,000
Hedges of net investment in foreign operations [member] | 750 USD Million Bond
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument			750,000,000
Hedges of net investment in foreign operations [member] | 220 USD Million Bond
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument			220,000,000
Hedges of net investment in foreign operations [member] | 604 USD Million Bond
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument			604,000,000
Hedges of net investment in foreign operations [member] | 500 Euro Bond
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument			500,000,000
Derivatives in designated hedge relationships | Foreign Exchange Contracts
Disclosure of detailed information about financial instruments [line items]
Fair value estimated to be a net asset (liability)			£ (52,700,000)	(46,700,000)
Derivatives in designated hedge relationships | Trade and other receivable | Foreign Exchange Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets			600,000	500,000
Derivatives in designated hedge relationships | Trade and Other Payable | Foreign Exchange Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities			£ 53,300,000	£ 47,200,000